Distribution Date:	05/15/26	JPMCC Commercial Mortgage Securities Trust 2016-JP3
Determination Date:	05/11/26
Next Distribution Date:	06/17/26
Record Date:	04/30/26	Commercial Mortgage Pass-Through Certificates
Series 2016-JP3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 272-6858
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	KeyBank National Association
Mortgage Loan Detail (Part 1)	13-14		Attention: Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22-23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
		Directing Certificateholder	Cytium Investment Management
Historical Liquidated Loan Detail	25		-
Historical Bond / Collateral Loss Reconciliation Detail	26-28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46590RAA7	1.461500%	45,932,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590RAB5	2.434700%	97,274,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46590RAC3	2.522900%	16,726,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46590RAD1	2.626500%	300,000,000.00	35,553,557.08	35,553,557.08	77,817.85	0.00	0.00	35,631,374.93	0.00	0.00%	30.00%
A-5	46590RAE9	2.870400%	342,359,000.00	342,359,000.00	9,430,594.42	818,922.73	0.00	0.00	10,249,517.15	332,928,405.58	50.27%	30.00%
A-SB	46590RAF6	2.776500%	49,955,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46590RAJ8	3.144000%	118,706,000.00	118,706,000.00	0.00	311,009.72	0.00	0.00	311,009.72	118,706,000.00	32.54%	20.25%
B	46590RAK5	3.396700%	56,309,000.00	56,309,000.00	0.00	159,387.32	0.00	0.00	159,387.32	56,309,000.00	24.13%	15.63%
C	46590RAL3	3.456631%	50,222,000.00	50,222,000.00	0.00	110,663.18	0.00	0.00	110,663.18	50,222,000.00	16.63%	11.50%
D	46590RAP4	3.456631%	54,787,000.00	54,787,000.00	0.00	0.00	0.00	0.00	0.00	54,787,000.00	8.44%	7.00%
E	46590RAR0	4.206631%	22,828,000.00	22,828,000.00	0.00	0.00	0.00	0.00	0.00	22,828,000.00	5.03%	5.13%
F	46590RAT6	4.206631%	15,219,000.00	15,219,000.00	0.00	0.00	0.00	0.00	0.00	15,219,000.00	2.76%	3.87%
NR	46590RAV1	4.206631%	47,177,696.00	18,483,441.85	0.00	0.00	0.00	0.00	0.00	18,483,441.85	0.00%	0.00%
R	46590RAX7	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,217,494,796.00	714,466,998.93	44,984,151.50	1,477,800.80	0.00	0.00	46,461,952.30	669,482,847.43

X-A	46590RAG4	1.288294%	970,952,000.00	496,618,557.08	0.00	533,158.79	0.00	0.00	533,158.79	451,634,405.58
X-B	46590RAH2	0.809931%	56,309,000.00	56,309,000.00	0.00	38,005.33	0.00	0.00	38,005.33	56,309,000.00
X-C	46590RAM1	0.750000%	105,009,000.00	105,009,000.00	0.00	65,630.63	0.00	0.00	65,630.63	105,009,000.00
Notional SubTotal			1,132,270,000.00	657,936,557.08	0.00	636,794.75	0.00	0.00	636,794.75	612,952,405.58

Deal Distribution Total					44,984,151.50	2,114,595.55	0.00	0.00	47,098,747.05

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590RAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590RAB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46590RAC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46590RAD1	118.51185693	118.51185693	0.25939283	0.00000000	0.00000000	0.00000000	0.00000000	118.77124977	0.00000000
A-5	46590RAE9	1,000.00000000	27.54592232	2.39200001	0.00000000	0.00000000	0.00000000	0.00000000	29.93792233	972.45407768
A-SB	46590RAF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46590RAJ8	1,000.00000000	0.00000000	2.62000000	0.00000000	0.00000000	0.00000000	0.00000000	2.62000000	1,000.00000000
B	46590RAK5	1,000.00000000	0.00000000	2.83058339	0.00000000	0.00000000	0.00000000	0.00000000	2.83058339	1,000.00000000
C	46590RAL3	1,000.00000000	0.00000000	2.20348015	0.67704532	2.93162678	0.00000000	0.00000000	2.20348015	1,000.00000000
D	46590RAP4	1,000.00000000	0.00000000	0.00000000	2.88052567	41.14141037	0.00000000	0.00000000	0.00000000	1,000.00000000
E	46590RAR0	1,000.00000000	0.00000000	0.00000000	3.50552567	72.27040696	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46590RAT6	1,000.00000000	0.00000000	0.00000000	3.50552533	80.20723241	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46590RAV1	391.78347857	0.00000000	0.00000000	1.37340704	105.07351292	0.00000000	0.00000000	0.00000000	391.78347857
R	46590RAX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590RAG4	511.47590929	0.00000000	0.54910932	0.00000000	0.00000000	0.00000000	0.00000000	0.54910932	465.14596559
X-B	46590RAH2	1,000.00000000	0.00000000	0.67494237	0.00000000	0.00000000	0.00000000	0.00000000	0.67494237	1,000.00000000
X-C	46590RAM1	1,000.00000000	0.00000000	0.62500005	0.00000000	0.00000000	0.00000000	0.00000000	0.62500005	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	04/01/26 - 04/30/26	30	0.00	77,817.85	0.00	77,817.85	0.00	0.00	0.00	77,817.85	0.00
A-5	04/01/26 - 04/30/26	30	0.00	818,922.73	0.00	818,922.73	0.00	0.00	0.00	818,922.73	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	04/01/26 - 04/30/26	30	0.00	533,158.79	0.00	533,158.79	0.00	0.00	0.00	533,158.79	0.00
X-B	04/01/26 - 04/30/26	30	0.00	38,005.33	0.00	38,005.33	0.00	0.00	0.00	38,005.33	0.00
X-C	04/01/26 - 04/30/26	30	0.00	65,630.63	0.00	65,630.63	0.00	0.00	0.00	65,630.63	0.00
A-S	04/01/26 - 04/30/26	30	0.00	311,009.72	0.00	311,009.72	0.00	0.00	0.00	311,009.72	0.00
B	04/01/26 - 04/30/26	30	0.00	159,387.32	0.00	159,387.32	0.00	0.00	0.00	159,387.32	0.00
C	04/01/26 - 04/30/26	30	112,904.36	144,665.76	0.00	144,665.76	34,002.57	0.00	0.00	110,663.18	147,232.16
D	04/01/26 - 04/30/26	30	2,090,178.28	157,815.36	0.00	157,815.36	157,815.36	0.00	0.00	0.00	2,254,014.45
E	04/01/26 - 04/30/26	30	1,564,281.08	80,024.14	0.00	80,024.14	80,024.14	0.00	0.00	0.00	1,649,788.85
F	04/01/26 - 04/30/26	30	1,163,245.49	53,350.59	0.00	53,350.59	53,350.59	0.00	0.00	0.00	1,220,673.87
NR	04/01/26 - 04/30/26	30	4,875,241.79	64,794.18	0.00	64,794.18	64,794.18	0.00	0.00	0.00	4,957,126.25
Totals			9,805,851.00	2,504,582.40	0.00	2,504,582.40	389,986.84	0.00	0.00	2,114,595.55	10,228,835.58

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	47,098,747.05
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,510,865.58	Master Servicing Fee	3,352.51
Interest Reductions due to Nonrecoverability Determination	(349,596.80)	Certificate Administrator Fee	2,933.20
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	297.49
ARD Interest	0.00	Operating Advisor Fee	855.76
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	224.64
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,161,268.78	Total Fees	7,663.59

Principal		Expenses/Reimbursements
Scheduled Principal	14,744,155.16	Reimbursement for Interest on Advances	247.68
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	30,239,996.34	Special Servicing Fees (Monthly)	36,634.19
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,127.77
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	44,984,151.50	Total Expenses/Reimbursements	39,009.64

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,114,595.55
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	44,984,151.50
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	47,098,747.05
Total Funds Collected	47,145,420.28	Total Funds Distributed	47,145,420.28

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	713,964,065.59	713,964,065.59	Beginning Certificate Balance	714,466,998.93
(-) Scheduled Principal Collections	14,744,155.16	14,744,155.16	(-) Principal Distributions	44,984,151.50
(-) Unscheduled Principal Collections	30,239,996.34	30,239,996.34	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	668,979,914.09	668,979,914.09	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	714,729,630.79	714,729,630.79	Ending Certificate Balance	669,482,847.43
Ending Actual Collateral Balance	669,683,191.67	669,683,191.67

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	502,933.34
Beginning Cumulative Advances	10,279,707.84	502,933.34	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	502,933.34
Ending Cumulative Advances	10,279,707.84	502,933.34	Net WAC Rate	4.21%
			UC / (OC) Interest	1,763.05
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	33,765,449.99	5.05%	4	5.1856	NAP	Defeased	2	33,765,449.99	5.05%	4	5.1856	NAP
	9,999,999 or less	11	69,025,193.69	10.32%	2	4.6889	0.889737	1.24 or less	9	187,917,216.85	28.09%	2	4.0336	0.413619
10,000,000 to 19,999,999		4	70,240,861.62	10.50%	3	4.6819	2.025032	1.25 to 1.74	8	113,229,598.23	16.93%	3	4.7831	1.394865
20,000,000 to 24,999,999		2	46,989,247.40	7.02%	3	3.3940	(0.820000)	1.75 to 2.24	2	8,729,052.58	1.30%	3	4.9314	1.939035
25,000,000 to 49,999,999		4	148,959,161.39	22.27%	3	4.5917	1.611043	2.25 to 2.74	3	125,982,347.38	18.83%	3	4.5236	2.531156
	50,000,000 or greater	4	300,000,000.00	44.84%	3	3.7457	2.745333	2.75 or greater	3	199,356,249.06	29.80%	3	3.5474	3.296760
	Totals	27	668,979,914.09	100.00%	3	4.1777	1.927865	Totals	27	668,979,914.09	100.00%	3	4.1777	1.927865
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	33,765,449.99	5.05%	4	5.1856	NAP
							Defeased	3	33,765,449.99	5.05%	4	5.1856	NAP
Arizona	2	67,051,473.02	10.02%	3	4.5000	2.131152
							Industrial	3	85,338,596.44	12.76%	3	4.7078	2.504267
California	4	163,970,146.73	24.51%	2	3.9521	0.317098
							Lodging	3	19,591,119.96	2.93%	2	5.3467	1.149913
Florida	1	3,551,080.47	0.53%	4	5.0500	2.000000
							Mixed Use	3	131,998,095.73	19.73%	3	4.0621	0.273169
Georgia	2	10,961,104.71	1.64%	3	4.5015	1.572983
							Office	13	281,006,047.91	42.01%	3	3.8538	2.288597
Indiana	4	65,177,972.11	9.74%	4	4.4053	2.580991
							Retail	6	115,564,993.13	17.27%	2	4.2047	2.689769
Louisiana	2	7,742,626.72	1.16%	4	4.7500	1.430000
							Self Storage	1	1,715,610.93	0.26%	4	4.7500	1.430000
Mississippi	1	3,059,265.34	0.46%	3	5.3500	1.290000
							Totals	32	668,979,914.09	100.00%	3	4.1777	1.927865
New Jersey	7	65,124,662.10	9.73%	3	4.8507	2.091131

New York	2	115,025,792.16	17.19%	4	3.0307	3.146083

North Carolina	1	8,921,277.96	1.33%	1	5.3000	0.880000

Ohio	1	37,018,486.12	5.53%	3	4.9200	1.339294

Tennessee	1	80,000,000.00	11.96%	2	4.0920	3.250000

Utah	1	7,610,576.66	1.14%	2	5.4000	1.410000

Totals	32	668,979,914.09	100.00%	3	4.1777	1.927865

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	33,765,449.99	5.05%	4	5.1856	NAP	Defeased	2	33,765,449.99	5.05%	4	5.1856	NAP
	3.99999% or less	5	160,000,000.00	23.92%	4	3.0599	1.842500	12 months or less	25	635,214,464.10	94.95%	3	4.1241	1.934312
	4.00000% to 4.49999%	6	256,222,877.15	38.30%	3	4.2068	2.118699	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	8	169,464,002.02	25.33%	3	4.6896	1.845472	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	6	49,527,584.93	7.40%	1	5.1991	1.580989	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	668,979,914.09	100.00%	3	4.1777	1.927865	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	27	668,979,914.09	100.00%	3	4.1777	1.927865
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	33,765,449.99	5.05%	4	5.1856	NAP	Defeased	2	33,765,449.99	5.05%	4	5.1856	NAP
	60 months or less	25	635,214,464.10	94.95%	3	4.1241	1.934312	Interest Only	9	408,587,500.00	61.08%	3	3.7838	2.179519
61 months to 110 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	16	226,626,964.10	33.88%	3	4.7377	1.492226
	111 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	668,979,914.09	100.00%	3	4.1777	1.927865	Totals	27	668,979,914.09	100.00%	3	4.1777	1.927865
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	33,765,449.99	5.05%	4	5.1856	NAP			No outstanding loans in this group
Underwriter's Information		5	96,776,623.63	14.47%	3	4.7522	1.403695
	12 months or less	19	535,378,575.13	80.03%	3	4.0036	2.033909
	13 months to 24 months	1	3,059,265.34	0.46%	3	5.3500	1.290000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	668,979,914.09	100.00%	3	4.1777	1.927865
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30311571	OF	New York	NY	Actual/360	2.860%	238,291.67	0.00	0.00	N/A	09/01/26	--	100,000,000.00	100,000,000.00	05/01/26
3	30311572	RT	Nashville	TN	Actual/360	4.092%	272,800.00	0.00	0.00	N/A	07/01/26	--	80,000,000.00	80,000,000.00	05/01/26
5	30311578	OF	Oakland	CA	Actual/360	4.140%	207,000.00	0.00	0.00	N/A	07/01/26	--	60,000,000.00	60,000,000.00	05/01/26
6	30311580	OF	Indianapolis	IN	Actual/360	4.367%	218,345.00	0.00	0.00	N/A	09/01/26	--	60,000,000.00	60,000,000.00	05/01/26
7	30311600	IN	Phoenix	AZ	Actual/360	4.500%	182,203.13	0.00	0.00	N/A	08/06/26	--	48,587,500.00	48,587,500.00	05/06/26
8	30311404	MU	Westlake	OH	Actual/360	4.920%	152,024.88	60,752.33	0.00	N/A	08/06/26	--	37,079,238.45	37,018,486.12	05/06/26
10	30311583	MU	Laguna Niguel	CA	Actual/360	4.300%	125,570.15	63,223.31	0.00	N/A	08/01/26	--	35,042,832.92	34,979,609.61	05/01/26
11	30311601	LO	Salt Lake City	UT	Actual/360	5.320%	130,251.29	64,540.27	0.00	N/A	09/06/26	--	29,379,990.26	29,315,449.99	05/06/26
12	30311616	OF	Princeton	NJ	Actual/360	4.680%	0.00	0.00	0.00	N/A	09/06/26	--	28,373,565.66	28,373,565.66	12/06/23
18	30311603	IN	North Bergen	NJ	Actual/360	4.850%	78,415.78	45,592.80	0.00	N/A	08/06/26	--	19,401,841.86	19,356,249.06	05/06/26
20	30311590	OF	Mesa	AZ	Actual/360	4.500%	0.00	0.00	0.00	N/A	08/01/26	--	18,463,973.02	18,463,973.02	10/01/24
21	30311618	RT	Cicero	NY	Actual/360	4.170%	52,415.22	57,724.84	0.00	N/A	08/06/26	--	15,083,517.00	15,025,792.16	05/06/26
22	30311619	IN	Hillside	NJ	Actual/360	5.130%	74,510.24	34,448.69	0.00	N/A	06/06/26	--	17,429,296.07	17,394,847.38	05/06/26
28	30311621	LO	Orlando	FL	Actual/360	5.480%	64,954.76	14,223,671.02	0.00	N/A	05/06/26	--	14,223,671.02	0.00	05/06/26
31	30311624	IN	Las Vegas	NV	Actual/360	4.600%	42,695.99	11,138,083.37	0.00	N/A	08/06/26	--	11,138,083.37	0.00	05/06/26
33	30311597	LO	Fayetteville	NC	Actual/360	5.300%	39,490.93	20,065.49	0.00	N/A	06/01/26	--	8,941,343.45	8,921,277.96	05/01/26
34	30311625	Various Various		NY	Actual/360	4.550%	35,163.65	9,273,929.08	0.00	N/A	08/06/26	--	9,273,929.08	0.00	05/06/26
35	30311577	OF	Los Angeles	CA	Actual/360	5.070%	38,052.86	16,057.93	0.00	N/A	01/06/26	--	9,006,595.05	8,990,537.12	12/06/25
37	30311598	Various West Monroe		LA	Actual/360	4.750%	30,720.60	18,366.41	0.00	N/A	09/01/26	--	7,760,993.13	7,742,626.72	05/01/26
38	30311626	LO	Layton	UT	Actual/360	5.400%	34,323.09	16,776.21	0.00	N/A	07/06/26	--	7,627,352.87	7,610,576.66	05/06/26
41	30311628	RT	Suwanee	GA	Actual/360	4.350%	22,584.33	12,685.64	0.00	N/A	08/06/26	--	6,230,161.02	6,217,475.38	05/06/26
42	30311607	OF	Fort Wayne	IN	Actual/360	4.850%	20,977.22	12,267.37	0.00	N/A	07/06/26	--	5,190,239.48	5,177,972.11	05/06/26
43	30311608	MF	Gastonia	NC	Actual/360	4.530%	20,254.72	5,365,490.06	0.00	N/A	08/06/26	--	5,365,490.06	0.00	05/06/26
44	30311609	RT	Douglasville	GA	Actual/360	4.700%	18,624.09	11,456.90	0.00	N/A	07/06/26	--	4,755,086.23	4,743,629.33	05/06/26
45	30311610	MU	Woodridge	IL	Actual/360	4.500%	16,988.99	4,530,397.72	0.00	N/A	08/06/26	--	4,530,397.72	0.00	05/06/26
48	30311629	RT	Various	Various	Actual/360	4.300%	15,945.83	0.00	0.00	N/A	09/06/26	--	4,450,000.00	4,450,000.00	05/06/26
49	30311613	RT	Riverview	FL	Actual/360	5.050%	14,978.23	8,101.71	0.00	N/A	09/06/26	--	3,559,182.18	3,551,080.47	05/06/26
50	30311614	LO	Canton	MS	Actual/360	5.350%	13,686.13	10,520.35	0.00	N/A	08/06/26	--	3,069,785.69	3,059,265.34	05/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
04A2EMPC
	30311573	MU	San Francisco	CA	Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	6,505,376.30	6,505,376.30	09/01/23
2
04A2EMPC
	30311574				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	23,494,623.70	23,494,623.70	09/01/23
3
04A2SFCC
	30311575				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	23,494,623.70	23,494,623.70	09/01/23
2
04A2SFCC
	30311576				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	6,505,376.30	6,505,376.30	09/01/23
3
Totals							2,161,268.78	44,984,151.50	0.00				713,964,065.59	668,979,914.09
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	120,275,258.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	52,093,603.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,734,552.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	14,228,974.32	14,510,994.47	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,718,725.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	12,078,091.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,620,690.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	07/11/25	25,222,737.74	56,419.88	(318.26)	1,308,641.87	11,164.88	0.00
18	4,271,679.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	05/12/25	9,592,159.15	0.00	(207.10)	668,354.22	103,480.78	0.00
21	1,653,593.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	6,907,692.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	3,229,268.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	780,079.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,269,990.50	0.00	--	--	--	0.00	0.00	54,032.51	270,364.41	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	993,327.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	710,418.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	612,269.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	602,728.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
04A2EMPC2 (13,948,296.11)		0.00	--	--	11/06/25	5,131,106.80	110,897.97	0.00	0.00	0.00	0.00
04A2EMPC3 (13,948,296.11)		0.00	--	--	11/06/25	18,531,352.81	400,547.97	0.00	0.00	0.00	0.00
04A2SFCC2 (13,948,296.11)		0.00	--	--	11/06/25	18,531,352.81	400,547.97	0.00	0.00	0.00	0.00
04A2SFCC3 (13,948,296.11)		0.00	--	--	11/06/25	5,131,106.80	110,906.86	0.00	0.00	0.00	0.00
Totals	177,987,760.21	14,510,994.47				82,139,816.11	1,079,320.65	53,507.15	2,247,360.50	114,645.66	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
31	30311624	11,111,059.73	Payoff Prior to Maturity	0.00	0.00
34	30311625	9,255,578.37	Payoff Prior to Maturity	0.00	0.00
43	30311608	5,354,092.56	Payoff Prior to Maturity	0.00	0.00
45	30311610	4,519,265.68	Payoff Prior to Maturity	0.00	0.00
Totals		30,239,996.34		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/15/26	0	0.00	0	0.00	6	106,837,538.68	0	0.00	4	60,000,000.00	0	0.00	0	0.00	4	30,239,996.34	4.177681%	4.164156%	3
04/17/26	0	0.00	0	0.00	6	106,837,538.68	0	0.00	4	60,000,000.00	0	0.00	0	0.00	5	103,114,735.30	4.220155%	4.206631%	4
03/17/26	0	0.00	0	0.00	6	106,837,538.68	0	0.00	4	60,000,000.00	0	0.00	0	0.00	2	10,234,527.18	4.161737%	4.148219%	5
02/18/26	0	0.00	0	0.00	6	106,837,538.68	0	0.00	4	60,000,000.00	0	0.00	0	0.00	0	0.00	4.172641%	4.159122%	6
01/16/26	0	0.00	0	0.00	6	106,837,538.68	0	0.00	4	60,000,000.00	0	0.00	0	0.00	0	0.00	4.173096%	4.159575%	7
12/17/25	0	0.00	0	0.00	6	106,837,538.68	0	0.00	4	60,000,000.00	0	0.00	0	0.00	0	0.00	4.173548%	4.160026%	8
11/18/25	0	0.00	0	0.00	6	106,837,538.68	4	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.174029%	4.160505%	9
10/20/25	0	0.00	0	0.00	6	106,837,538.68	4	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.174476%	4.160951%	10
09/17/25	0	0.00	0	0.00	6	106,837,538.68	4	60,000,000.00	0	0.00	0	0.00	0	0.00	1	2,339,909.95	4.174952%	4.161425%	11
08/15/25	0	0.00	0	0.00	6	106,837,538.68	4	60,000,000.00	0	0.00	0	0.00	0	0.00	1	24,567,619.19	4.178408%	4.164879%	12
07/17/25	0	0.00	0	0.00	6	106,837,538.68	4	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.179456%	4.165927%	13
06/17/25	0	0.00	0	0.00	6	106,837,538.68	4	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.179914%	4.166384%	14
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	30311616	12/06/23	28	6	(318.26)	1,308,641.87	11,164.88	28,831,382.48	08/02/23	2
20	30311590	10/01/24	18	6	(207.10)	668,354.22	165,118.39	18,709,433.78	05/23/24	2
35	30311577	12/06/25	4	5	54,032.51	270,364.41	0.00	8,990,537.12	01/14/26	98
04A2EMPC2	30311573	09/01/23	31	6	0.00	0.00	0.00	6,505,376.30	06/21/23	7			11/12/25
04A2EMPC3	30311574	09/01/23	31	6	0.00	0.00	0.00	23,494,623.70	06/21/23	7			11/12/25
04A2SFCC2	30311575	09/01/23	31	6	0.00	0.00	0.00	23,494,623.70	06/21/23	7			11/12/25
04A2SFCC3	30311576	09/01/23	31	6	0.00	0.00	0.00	6,505,376.30	06/21/23	7			11/12/25
Totals					53,507.15	2,247,360.50	176,283.27	116,531,353.38
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		8,990,537	0	8,990,537		0
0 - 6 Months		659,989,377	553,151,838	46,837,539		60,000,000
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-26	668,979,914	553,151,838	0	0	55,828,076	60,000,000
Apr-26	713,964,066	598,119,932	0	0	55,844,134	60,000,000
Mar-26	817,594,276	701,735,417	0	0	55,858,859	60,000,000
Feb-26	828,458,181	712,580,858	0	0	55,877,323	60,000,000
Jan-26	829,015,515	713,123,611	0	0	55,891,904	60,000,000
Dec-25	829,570,532	722,732,993	0	0	46,837,539	60,000,000
Nov-25	830,159,658	723,322,119	0	0	46,837,539	60,000,000
Oct-25	830,709,916	723,872,377	0	0	46,837,539	60,000,000
Sep-25	831,294,456	724,456,917	0	0	46,837,539	60,000,000
Aug-25	834,179,904	727,342,365	0	0	46,837,539	60,000,000
Jul-25	859,340,927	752,503,388	0	0	46,837,539	60,000,000
Jun-25	859,971,889	753,134,350	0	0	46,837,539	60,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
04A2EMPC2	30311573	6,505,376.30	6,505,376.30	195,000,000.00	07/03/25	(15,684,796.11)	(0.82000)	12/31/25	08/01/26	I/O
04A2EMPC3	30311574	23,494,623.70	23,494,623.70	195,000,000.00	07/03/25	(15,684,796.11)	(0.82000)	12/31/25	08/01/26	I/O
04A2SFCC2	30311575	23,494,623.70	23,494,623.70	195,000,000.00	07/03/25	(15,684,796.11)	(0.82000)	12/31/25	08/01/26	I/O
04A2SFCC3	30311576	6,505,376.30	6,505,376.30	195,000,000.00	07/03/25	(15,684,796.11)	(0.82000)	12/31/25	08/01/26	I/O
5	30311578	60,000,000.00	60,000,000.00	212,000,000.00	06/22/16	4,137,847.02	1.02000	09/30/25	07/01/26	I/O
12	30311616	28,373,565.66	28,831,382.48		06/19/24	5,316,671.00	1.36034	--	09/06/26	243
20	30311590	18,463,973.02	18,709,433.78	6,200,000.00	12/18/24	2,086,393.00	1.45000	--	08/01/26	242
35	30311577	8,990,537.12	8,990,537.12	54,300,000.00	08/19/16	1,129,266.50	0.48000	06/30/25	01/06/26	243
Totals		175,828,075.80	176,531,353.38	1,052,500,000.00		(50,069,006.92)

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
04A2EMPC
	30311573	MU	CA	06/21/23	7
2

12/01/2025 - The REO Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union Square

Market in San Francisco, CA. Lender completed the foreclosure action on 11/12/2025. Lender is working with the Receiver to finalize the court appointed receivership within 60 days of the sale. Management and Leasing continue to be handled by JLL who was working with the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until Bloomingdales (non-owned anchor) closed on April 13, 2025. Most tenants at the Property exercised co-tenancy lease termination rights and physical occupancy is below 7%. Lender cured the Ground Lease default, and the Ground Lease is in good standing. Lender has retained CBRE who is currently marketing the Property for

	sale/disposition. A sale date in late 1Q2026 is projected.

04A2EMPC
	30311574	Various	Various	06/21/23	7
3

12/01/2025 - The REO Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union Square

Market in San Francisco, CA. Lender completed the foreclosure action on 11/12/2025. Lender is working with the Receiver to finalize the court appointed receivership within 60 days of the sale. Management and Leasing continue to be handled by JLL who was working with the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until Bloomingdales (non-owned anchor) closed on April 13, 2025. Most tenants at the Property exercised co-tenancy lease termination rights and physical occupancy is below 7%. Lender cured the Ground Lease default, and the Ground Lease is in good standing. Lender has retained CBRE who is currently marketing the Property for

	sale/disposition. A sale date in late 1Q2026 is projected.

04A2SFCC
	30311575	Various	Various	06/21/23	7
2

12/01/2025 - The REO Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union Square

Market in San Francisco, CA. Lender completed the foreclosure action on 11/12/2025. Lender is working with the Receiver to finalize the court appointed receivership within 60 days of the sale. Management and Leasing continue to be handled by JLL who was working with the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until Bloomingdales (non-owned anchor) closed on April 13, 2025. Most tenants at the Property exercised co-tenancy lease termination rights and physical occupancy is below 7%. Lender cured the Ground Lease default, and the Ground Lease is in good standing. Lender has retained CBRE who is currently marketing the Property for

	sale/disposition. A sale date in late 1Q2026 is projected.

04A2SFCC
	30311576	Various	Various	06/21/23	7
3

12/01/2025 - The REO Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union Square

Market in San Francisco, CA. Lender completed the foreclosure action on 11/12/2025. Lender is working with the Receiver to finalize the court appointed receivership within 60 days of the sale. Management and Leasing continue to be handled by JLL who was working with the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until Bloomingdales (non-owned anchor) closed on April 13, 2025. Most tenants at the Property exercised co-tenancy lease termina tion rights and physical occupancy is below 7%. Lender cured the Ground Lease default, and the Ground Lease is in good standing. Lender has retained CBRE who is currently marketing the Property for

	sale/disposition. A sale date in late 1Q2026 is projected.

5	30311578	OF	CA	10/29/24	1

4/6/2026 - Loan transferred to Special Servicing effective 10/29/2024 due to imminent monetary default. The subject is a 28-story, Class A office building located in Oakland, CA. The property is comprised of 528,158 SF and is 55% occupied as

	of the Januar y 2026 rent roll. Asset Manager involved in discussions with the Borrower over a potential loan modification.

12	30311616	OF	NJ	08/02/23	2

4/6/2026 - The asset transferred to Special Servicing effective 8/2/2023 due to imminent monetary default. Key was named SS 03/15/2024. The #2 tenant vacated at lease expiration in Dec. 2023. The loan is secured by the leasehold interests in

	five office properties located in Princeton, NJ. A receiver has been appointed to manage the properties. The properties have been listed for sale.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
20	30311590	OF	AZ	05/23/24	2

4/6/2026 - The asset transferred to Special Servicing effective 5/24/2024 due to imminent monetary default. The Borrower requested a transfer to Special Servicing. The loan is secured by an office property located in Mesa, AZ. The property went into monet ary default after the sole tenant vacated effective September 2024. A receiver has been appointed to manage the property. The property has been listed for sale, and the receiver continues to pursue value-accretive leasing.

35	30311577	OF	CA	01/14/26	98

4/6/2026 - The Loan was transferred to the Special Servicer on 1/15/2026 due to Maturity Default. The Borrower was unable to pay the Loan off at the Maturity Date of 1/6/2026. The collateral consists of a 110,832 SF office building located in Los

Angeles, California, built in 1985 and renovated in 1995. The largest tenants include Butterfield Productions (LOT 5) (24,212 SF / 21.8% of NRA / 11/2028 LXP), The Regents of the University of California (6,083 SF / 5.5% of NRA / 6/2029 LXP),

and Premiere Practic e Management, LLC (3,329 SF / 3.0% of NRA / 9/2026 LXP). As of 1/26/2026, the Property was 34% occupied and reported a YE 12/2025 NOI/DSCR of $827K/0.35x. The Borrower is seeking a loan modification and extension of the Loan. The Lender will continue disc ussions with the Borrower while simultaneously reserving all rights under the Loan Documents.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	30311404	40,000,000.00	4.92000%	40,000,000.00	4.92000%	10	08/11/20	04/06/20	09/01/20
10	30311583	38,150,000.00	4.30000%	38,150,000.00	4.30000%	8	12/18/20	12/01/20	01/07/21
23	30311591	17,944,795.16	4.70000%	17,944,795.16	4.70000%	8	03/26/21	03/26/21	03/31/21
23	30311591	0.00	4.70000%	0.00	4.70000%	1	09/15/21	09/01/21	09/28/21
26	30311593	16,316,157.14	4.90000%	16,316,157.14	4.90000%	8	03/26/21	04/01/21	03/30/21
26	30311593	0.00	4.90000%	0.00	4.90000%	1	09/15/21	09/01/21	09/28/21
39	30311599	8,086,296.36	4.90000%	8,086,296.36	4.90000%	8	03/26/21	04/01/20	03/30/21
39	30311599	0.00	4.90000%	0.00	4.90000%	1	09/15/21	09/01/21	09/28/21
46	30311611	0.00	5.02000%	0.00	5.02000%	8	09/03/21	09/03/21	09/17/21
50	30311614	0.00	5.35000%	0.00	5.35000%	8	08/09/21	06/17/21	10/21/21
Totals		78,150,000.00		78,150,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
16	30311586 09/15/23	21,601,398.57	0.00	14,415,827.91	926,580.79	14,415,827.91	13,489,247.12	8,112,151.45	0.00	148,658.57	7,963,492.88	31.85%
27	30311594 10/17/23	18,000,000.00	10,700,000.00	12,062,844.05	3,036,237.63	12,062,844.05	9,026,606.42	8,973,393.58	0.00	(1,235.00)	8,974,628.58	49.85%
36	30311606 10/17/22	8,750,783.81	0.00	2.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		48,352,182.38	10,700,000.00	26,478,674.94	3,962,818.42	26,478,671.96	22,515,853.54	17,085,545.03	0.00	147,423.57	16,938,121.46

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/15/26	0.00	(108,813.15)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/26	0.00	(109,571.63)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/26	0.00	(86,035.32)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/26	0.00	(84,855.72)	0.00	0.00	0.00	0.00	0.00	0.00
		01/16/26	0.00	(82,645.14)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/25	0.00	(80,002.10)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/25	0.00	(80,417.95)	0.00	0.00	0.00	0.00	0.00	0.00
		10/20/25	0.00	(75,551.49)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/25	0.00	(72,137.68)	0.00	0.00	0.00	0.00	0.00	0.00
		08/15/25	0.00	(71,897.91)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/25	0.00	(69,341.21)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/25	0.00	(71,403.66)	0.00	0.00	0.00	0.00	0.00	0.00
		05/16/25	0.00	(68,868.65)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/25	0.00	(70,917.15)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/25	0.00	(68,238.78)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/25	0.00	(68,254.65)	0.00	0.00	0.00	0.00	0.00	0.00
		01/17/25	0.00	(68,024.91)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/24	0.00	(67,713.77)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/24	0.00	(69,735.90)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/24	0.00	(67,259.64)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/24	0.00	(69,259.56)	0.00	0.00	0.00	0.00	0.00	0.00
		08/16/24	0.00	(69,018.79)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/24	0.00	(66,568.32)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/24	0.00	(68,548.00)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/24	0.00	(66,114.12)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/24	0.00	(68,080.15)	0.00	0.00	0.00	0.00	0.00	0.00
		03/15/24	0.00	(65,665.16)	0.00	0.00	0.00	0.00	0.00	0.00
		02/16/24	0.00	(65,442.15)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/24	0.00	(67,387.99)	0.00	0.00	0.00	0.00	0.00	0.00
		12/15/23	0.00	(64,994.98)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	11/17/23	0.00	(66,927.40)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(33,876.69)	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(5,863.85)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(5,843.45)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(5,635.96)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(5,783.67)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(5,578.30)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(5,744.17)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(5,540.78)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(5,521.59)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(5,502.98)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(5,484.47)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(5,647.53)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(5,488.06)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(5,651.09)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(5,631.26)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(5,431.13)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(5,592.46)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/22	0.00	(5,393.71)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(5,553.92)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/22	0.00	(5,357.13)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/22	0.00	(5,338.41)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	(5,320.27)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/21	0.00	(5,316.07)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(4,273.18)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(4,135.59)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(4,251.85)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(4,236.75)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(2,337.60)	0.00	0.00	0.00	0.00	0.00	0.00
16	30311586	10/17/23	0.00	0.00	7,963,492.88	0.00	0.00	(148,658.57)	0.00	0.00	7,963,492.88

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
16	30311586	09/15/23	0.00	0.00	8,112,151.45	0.00	0.00	8,112,151.45	0.00	0.00
27	30311594	07/17/25	0.00	0.00	8,974,628.58	0.00	0.00	1,235.00	0.00	0.00	8,974,628.58
		10/17/23	0.00	0.00	8,973,393.58	0.00	0.00	8,973,393.58	0.00	0.00
36	30311606	10/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(108,813.15)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(2,455,024.95)	16,938,121.46	0.00	0.00	16,938,121.46	0.00	0.00	16,938,121.46

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
04A2EMPC	0.00	0.00	1,355.29	0.00	0.00	0.00	0.00	18,399.37	0.00	0.00	0.00	0.00
04A2EMPC	0.00	0.00	4,894.71	0.00	0.00	0.00	0.00	66,450.63	0.00	0.00	0.00	0.00
04A2SFCC2	0.00	0.00	4,894.71	0.00	0.00	0.00	0.00	66,450.63	0.00	0.00	0.00	0.00
04A2SFCC3	0.00	0.00	1,355.29	0.00	0.00	0.00	0.00	18,399.37	0.00	0.00	0.00	0.00
5	0.00	0.00	12,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	226.97	0.00	0.00	0.00
7	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	20.71	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	2,127.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	5,911.16	0.00	0.00	0.00	0.00	110,656.91	0.00	0.00	0.00	0.00
20	0.00	0.00	3,846.66	0.00	0.00	0.00	0.00	69,239.90	0.00	0.00	0.00	0.00
35	0.00	0.00	1,876.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	36,634.19	0.00	2,127.77	0.00	0.00	349,596.80	247.68	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		388,606.44

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Supplemental Notes
None

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